Daily Income Fund
Daily Income Fund Fund Summaries
INVESTMENT OBJECTIVE
The Daily Income Fund is a money market fund. It is managed to earn current income and to maintain a stable net asset value of $1.00 per share.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Daily Income Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Daily Income Fund
Management Fees		0.50%
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.67%
[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 43 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses. In addition, RE Advisers has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. RE Advisers may revise, renew or discontinue this voluntary waiver at any time. RE Advisers waived 0.50% of the management fee and reimbursed 0.05% of other expenses in 2013.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Daily Income Fund	68	214	373	835

PRINCIPAL INVESTMENT STRATEGIES
The Daily Income Fund invests in high-quality, U.S. dollar-denominated money market instruments. Principal investments normally are:
  short-term obligations of the U.S. Government, its agencies and instrumentalities commercial paper issued by corporations and finance companies short-term corporate obligations
  short-term obligations of banks or savings and loans with total assets in excess of $1 billion
RE Advisers selects only instruments that both meet the eligibility requirements for a money market fund and are placed on the Fund’s approved list. Before an issuer is added to the list, RE Advisers prepares a written credit report. A credit committee discusses and approves all additions to the list. RE Advisers seeks to diversify the Fund’s portfolio by industry and maturity date, with an emphasis on liquidity.

The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
PRINCIPAL RISKS
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

An investment in the Daily Income Fund is also subject to the following principal risks:

Credit Risk    The chance an issuer will not make timely payments of principal or interest.

Income Risk    The chance a decline in interest rates will cause the Fund’s yield to decline.

Interest Rate Risk    The chance that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Issuer Risk    The chance that the value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Commercial Paper Risk    The chance that the value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. Commercial paper consists of short-term unsecured promissory notes issued by companies or other entities in order to finance their current operations. Commercial paper is usually sold on a discount basis with maturities generally up to 270 days. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

U.S. Treasury Obligations Risk    The chance that U.S. Treasury obligations held by the Fund may differ in their interest rates, maturities, times of issuance, and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the Fund’s U.S. Treasury obligations to decline.

Money Market Fund Regulatory Risk    The chance that the Fund is impacted by regulatory events as the U.S. Securities and Exchange Commission continues to evaluate the rules governing money market funds, including Rule 2a-7 of the Investment Company Act of 1940. It is possible that changes to Rule 2a-7 could significantly impact the money market fund industry generally and therefore, could affect the operations of the Fund.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.
PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/13
Average Annual Total Returns	1 Year	5 Year	10 Year
Daily Income Fund	0.01%	0.07%	1.45%

During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q4 2006 1.18% Worst Quarters: Q1 2010 through Q4 2013 0.002%
For the Fund’s current yield, call 1-800-258-3030.